CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019		Jan. 02, 2019
CURRENT
Cash and cash equivalents		R$ 1,680	R$ 536
Marketable securities		3,360	740	[1]
Receivables from customers, traders and power transport concession holders		4,373	4,524	[1]
Concession financial assets		258
Concession contract assets		737
Recoverable taxes		1,850	99	[1]
Income tax and social contribution tax credits		598
Dividends receivables		188
Public lighting contribution		179
Reimbursement of tariff subsidies payments		88
Derivative financial instruments		523
Others		364
Current assets before assets classified as held for sale		14,198
Assets classified as held for sale		1,258
TOTAL CURRENT		15,456	10,354	[1]
NON-CURRENT
Marketable securities		765	13	[1]
Receivables from customers, traders and power transport concession holders		161	77	[1]
Recoverable taxes		3,442	6,349	[1]
Income tax and social contribution tax recoverable		347
Deferred income tax and social contribution tax		2,453
Escrow deposits		1,056
Derivative financial instruments		2,426
Accounts receivable from the State of Minas Gerais		12
Concession financial assets		3,799
Concession contract assets		4,243
Investments - Equity method		5,415
Property, plant and equipment		2,407	2,450	[1]
Intangible assets		11,810	11,624	[1]
Leasing - right-of-use assets		212	277	[1]
Others		79
TOTAL NON-CURRENT		38,627	40,172	[1]
TOTAL ASSETS		54,083	50,526	[1]
CURRENT
Suppliers		2,358	2,080	[1]
Regulatory charges		446	457	[1]
Profit sharing		122
Taxes payable		506
Income tax and social contribution tax		140
Interest on equity and dividends payable		1,449
Loans, financing and debentures		2,059
Payroll and related charges		213
Public lighting contribution		305
Post-employment obligations		305	288	[1]
Sector financial liabilities		231
PIS/Pasep and Cofins taxes to be refunded to customers		448
Put options SAAG		536
Lease liabilities		48
Others		524
Current liabilities before liabilities held for sale		9,690
TOTAL CURRENT		9,690	7,913	[1]
NON-CURRENT
Regulatory charges		291	147	[1]
Loans, financing and debentures		12,961
Taxes payable		263
Deferred income tax and social contribution tax		1,040
Provisions		1,892
Post-employment obligations		6,538	6,421	[1]
PIS/Pasep and Cofins taxes to be refunded to customers		3,570
Lease liabilities		179
Others		181
TOTAL NON-CURRENT		26,915	26,458	[1]
TOTAL LIABILITIES		36,605	(34,423)	[1]
EQUITY
Share capital		7,594	7,294	[1]
Capital reserves		2,250	2,250	[1]
Profit reserves		10,061
Equity valuation adjustments		(2,431)
Retained earnings
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT		17,474
NON-CONTROLLING INTERESTS		4
TOTAL EQUITY		17,478	15,891	[1],[2]
TOTAL LIABILITIES AND EQUITY		R$ 54,083	50,526	[1]
Restated [member]
CURRENT
Cash and cash equivalents	[2]		536		R$ 891
Marketable securities	[2]		740		704
Receivables from customers, traders and power transport concession holders	[2]		4,524		4,092
Concession financial assets	[2]		891		890
Concession contract assets	[2]		576		482
Recoverable taxes	[2]		99		124
Income tax and social contribution tax credits	[2]		621		387
Dividends receivables	[2]		186		120
Public lighting contribution	[2]		165		148
Reimbursement of tariff subsidies payments	[2]		97		91
Derivative financial instruments	[2]		235		70
Others	[2]		426		521
Current assets before assets classified as held for sale	[2]		9,096		8,520
Assets classified as held for sale	[2]		1,258		19,446
TOTAL CURRENT	[2]		10,354		27,966
NON-CURRENT
Marketable securities	[2]		13		109
Receivables from customers, traders and power transport concession holders	[2]		77		81
Recoverable taxes	[2]		6,349		242
Income tax and social contribution tax recoverable	[2]		228		6
Deferred income tax and social contribution tax	[2]		2,430		2,147
Escrow deposits	[2]		2,540		2,502
Derivative financial instruments	[2]		1,456		744
Accounts receivable from the State of Minas Gerais	[2]		115		246
Concession financial assets	[2]		3,759		3,812
Concession contract assets	[2]		3,307		3,026
Investments - Equity method	[2]		5,400		5,235
Property, plant and equipment	[2]		2,450		2,662
Intangible assets	[2]		11,624		10,777
Leasing - right-of-use assets	[2]		277
Others	[2]		147		784
TOTAL NON-CURRENT	[2]		40,172		32,373
TOTAL ASSETS	[2]		50,526		60,339
CURRENT
Suppliers	[2]		2,080		1,801
Regulatory charges	[2]		457		514
Profit sharing	[2]		212		79
Taxes payable	[2]		411		453
Income tax and social contribution tax	[2]		134		112
Interest on equity and dividends payable	[2]		744		864
Loans, financing and debentures	[2]		2,747		2,198
Payroll and related charges	[2]		200		284
Public lighting contribution	[2]		252		281
Post-employment obligations	[2]		288		253
Lease liabilities	[2]		85
Others	[2]		355		326
Current liabilities before liabilities held for sale	[2]		7,965		7,165
Liabilities classified as held for sale	[2]				16,272
TOTAL CURRENT	[2]		7,965		23,437
NON-CURRENT
Regulatory charges	[2]		147		179
Loans, financing and debentures	[2]		12,030		12,574
Taxes payable	[2]		227		249
Deferred income tax and social contribution tax	[2]		770		803
Provisions	[2]		1,888		641
Post-employment obligations	[2]		6,421		4,736
PIS/Pasep and Cofins taxes to be refunded to customers	[2]		4,193		1,124
Put options SAAG	[2]		483		419
Lease liabilities	[2]		203
Others	[2]		96		93
TOTAL NON-CURRENT	[2]		26,458		20,818
TOTAL LIABILITIES	[2]		34,423		44,255
EQUITY
Share capital	[2]		7,294		7,294
Capital reserves	[2]		2,250		2,250
Profit reserves	[2]		8,750		6,362
Equity valuation adjustments	[2]		(2,407)		(1,327)
Retained earnings	[2]		212		145
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT	[2]		16,099		14,724
NON-CONTROLLING INTERESTS	[2]		4		1,360
TOTAL EQUITY	[2]		16,103		16,084
TOTAL LIABILITIES AND EQUITY	[2]		R$ 50,526		R$ 60,339

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8